Cash, Cash Equivalents and Restricted Cash - Schedule of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents		$ 4,064	$ 1,123
Restricted cash	[1]	7,260	7,318
Total cash, cash equivalents, and restricted cash shown in the unaudited condensed consolidated statements of cash flows		$ 11,324	$ 8,441	$ 9,029	$ 10,055

[1]	Restricted cash required by U.S. Department of Education and the deposits necessary to secure lines of credit from financial institutions.